RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about key management compensation [Table Text Block]
For the year ended	December 31, 2025	December 31, 2024
Director fees	$444	$265
Salaries, consulting and management fees	1,569	2,071
Share-based compensation	1,551	855
Total	$3,564	$3,191

As at December 31,	2025	2024
Amount included in accounts payable and accrued liabilities	$9	$303